Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	42 Months Ended	48 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jan. 31, 2012
Revenue	$ 0		$ 0
Expenses:
Research and development	508,406		1,023,993			648,314	1,708,664
General and administrative	671,923	4,346	1,350,574	6,796	27,158	1,115,220	2,429,437
Loss from operations	(1,180,329)	(4,346)	(2,374,567)	(6,796)	(27,158)	(1,763,534)	(4,138,101)
Other expenses:
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)
Adjustments to fair value of derivative liabilities	(1,397,967)		2,579,451			(1,041,795)	1,537,656
Financing transaction costs						(210,000)	(210,000)
Non-cash interest expense	(93,168)		(162,302)				(162,302)
Interest expense						(1,357)	(1,357)
Impairment charges					(9,000)	(9,000)	(9,000)
Net loss before income taxes	(2,671,464)	(4,346)	42,582	(6,796)	(36,158)	(3,834,276)	(3,791,694)
Provision for income taxes	400		2,400			1,600	4,000
Net income (loss)	$ (2,671,864)	$ (4,346)	$ 40,182	$ (6,796)	$ (36,158)	$ (3,835,876)	$ (3,795,694)
Basic net income (loss) per common share (in dollars per share)	$ (0.05)	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per common share (in dollars per share)	$ (0.05)	$ 0.00	$ 0.00	$ 0.00
Weighted average shares used in computing basic net income (loss) per common share (in shares)	56,856,000	68,480,000	56,856,000	68,480,000	68,480,000
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	56,856,000	68,480,000	57,020,251	68,480,000	68,480,000